Financial Instruments (Details 7) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss	$ 33,895	$ 39,364
Current assets	423,704	413,311
Performance-based contingent consideration (“Earn Out”), see Note 8A	52,972	61,362
Debentures	(15,832)	(17,914)
Lease liability	(5,850)	(5,686)
Current liabilities	(385,349)	$ (201,066)
Later than four years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Current liabilities	(234,935)
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Liability in respect of deferred consideration arrangement	(4,678)
Performance-based contingent consideration (“Earn Out”), see Note 8A	(52,973)
Liability in respect of put option	(27,794)
Loans from non-controlling interests	(99,652)
Debentures	(398,253)
Credit and loans from banking corporations and other financial institutions	(1,800,932)
Lease liability	(104,000)
Current liabilities	(2,488,282)
Liquidity risk [member] | Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Liability in respect of deferred consideration arrangement	(418)
Performance-based contingent consideration (“Earn Out”), see Note 8A	(35,283)
Liability in respect of put option	0
Loans from non-controlling interests	(11,624)
Debentures	(23,702)
Credit and loans from banking corporations and other financial institutions	(103,366)
Lease liability	(5,846)
Current liabilities	(180,239)
Liquidity risk [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Liability in respect of deferred consideration arrangement	(416)
Performance-based contingent consideration (“Earn Out”), see Note 8A	(17,690)
Liability in respect of put option	0
Loans from non-controlling interests	(10,452)
Debentures	(23,139)
Credit and loans from banking corporations and other financial institutions	(129,561)
Lease liability	(7,817)
Current liabilities	(189,075)
Liquidity risk [member] | Later than three years and not later than four years [member]
Disclosure of detailed information about financial instruments [line items]
Liability in respect of deferred consideration arrangement	(396)
Performance-based contingent consideration (“Earn Out”), see Note 8A	0
Liability in respect of put option	0
Loans from non-controlling interests	(10,547)
Debentures	(41,691)
Credit and loans from banking corporations and other financial institutions	(127,133)
Lease liability	(7,367)
Current liabilities	(187,134)
Liquidity risk [member] | Later than four years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Liability in respect of deferred consideration arrangement	(341)
Performance-based contingent consideration (“Earn Out”), see Note 8A	0
Liability in respect of put option	0
Loans from non-controlling interests	(9,094)
Debentures	(90,830)
Credit and loans from banking corporations and other financial institutions	(127,436)
Lease liability	(7,234)
Liquidity risk [member] | Not Later Than Five Years [Member]
Disclosure of detailed information about financial instruments [line items]
Liability in respect of deferred consideration arrangement	(341)
Performance-based contingent consideration (“Earn Out”), see Note 8A	0
Liability in respect of put option	0
Loans from non-controlling interests	(6,264)
Debentures	(57,269)
Credit and loans from banking corporations and other financial institutions	(149,380)
Lease liability	(7,182)
Current liabilities	(220,436)
Liquidity risk [member] | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Liability in respect of deferred consideration arrangement	(2,766)
Performance-based contingent consideration (“Earn Out”), see Note 8A	0
Liability in respect of put option	(27,794)
Loans from non-controlling interests	(51,671)
Debentures	(161,622)
Credit and loans from banking corporations and other financial institutions	(1,164,056)
Lease liability	(68,554)
Current liabilities	$ (1,476,463)